As filed with the Securities and Exchange Commission on December 29, 2005

File Nos. 33-12113

811-5028

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 ☒

Post-Effective Amendment No. 103 ☒

and

Registration Statement Under the Investment Company Act of 1940 ☒

Amendment No. 126 ☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-6533

Robert W. Helm, Esq.	Ernest L. Schmider
Dechert LLP	Pacific Investment Management Company
1775 I Street, N.W.	840 Newport Center Drive
Washington, D.C. 20006	Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	On January 15, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Trust’s Post Effective Amendment No. 102, which was filed with the Securities and Exchange Commission on October 31, 2005. This Post-Effective Amendment is filed to extend the effective date of the Post-Effective Amendment No. 102 to January 15, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th of December, 2005.

PIMCO FUNDS

(Registrant)

By:
Ernest L. Schmider***
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	December 29, 2005

Brent R. Harris*

	Trustee	December 29, 2005

William J. Popejoy*

	Trustee	December 29, 2005

Vern O. Curtis*

	Trustee	December 29, 2005

E. Philip Cannon**

	Trustee	December 29, 2005

J. Michael Hagan**

	President (Principal Executive Officer)	December 29, 2005

Ernest L. Schmider***

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	December 29, 2005

*By:	/s/ ROBERT W. HELM
Robert	W. Helm
as	attorney-in-fact

* Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 99 to Registration Statement No. 33-12113 on May 27, 2005.